Quarterly financial data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Quarterly Financial Data [Abstract]
Summary of quarterly financial information
Summarized quarterly financial information for 2024 and 2023 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(dollars in thousands)
2024
Operating revenues	$536,314	$564,090	$540,670	$540,773
Operating margin	120,231	125,140	125,545	112,580
Net margin	42,099	24,191	10,560	(6,349)
2023
Operating revenues	$389,453	$389,389	$500,776	$460,567
Operating margin	57,006	49,987	92,317	77,756
Net margin	24,410	18,414	27,127	(4,161)